DEBENTURES - RELATED PARTIES (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2014	Feb. 19, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Aug. 12, 2015
Cash proceeds from debt issued					$ 50,000	$ 150,000	$ 150,000	$ 70,000
Convertible Debt
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,500,000
Other Notes Payable, Current			$ 1,190,066		$ 1,190,066		370,000	370,000
Convertible Debt Related Party							497,586	511,465
Interest Expense, Debt			64,296	$ 37,408	123,077	$ 161,627	203,400	67,000
Line of Credit Facility, Remaining Borrowing Capacity			1,000,000		1,000,000		1,100,000
Jan 2012 Debenture [Member]
Minimum Proceeds From Debt To Convert Securities							$ 4,000,000
Debt Conversion Convertible Instrument Share Price							$ 0.40
Debt Conversion, Converted Instrument, Amount							$ 190,013		$ 12,000
Debt Instrument Interest Accrued									$ 435
Shares Issued, exchange of debt							475,032		16,580
Convertible Debt									$ 174,668
Long-term Line of Credit								142,668
Interest and Debt Expense, Total							$ 37,195
Beneficial conversion feature							$ 179,032	40,889
Other Notes Payable, Current								$ 20,000
Convertible Debt Related Party									$ 162,668
Dec 2013 Debenture [Member]
Debt Instrument, Interest Rate Increase								8.00%
Shares Issued, exchange of debt							1,900,000
Other Notes Payable, Current			45,866		$ 45,866			$ 350,000
January2013DebentureMember
Debt Conversion, Converted Instrument, Amount		$ 76,122
Cash proceeds from debt issued							$ 70,000	70,000
Shares Issued, exchange of debt		190,304
Interest and Debt Expense, Total		$ 16,965
Beneficial conversion feature							$ 18,651	18,651
January Fifteen 2013 LOC [Member]
Debt Conversion Convertible Instrument Share Price					$ 0.40		$ .40
Debt Conversion, Converted Instrument, Amount					$ 476,165		$ 476,165
Shares Issued, exchange of debt					1,190,411		1,190,411
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%		8.00%
Interest and Debt Expense, Total					$ 89,452		$ 89,452
Line of Credit Facility, Maximum Borrowing Capacity			1,000,000		1,000,000		1,000,000				$ 2,000,000
Line of credit facility borrowed					114		424,078
Beneficial conversion feature					6,275
Line of Credit, balance owed			424,192		424,192		424,078
Line of Credit Facility, Remaining Borrowing Capacity			$ 1,600,000		$ 1,600,000		$ 1,100,000
Jan 2013 Debenture [Member]
Other Notes Payable, Current
January 2013 Debenture [Member]
Other Notes Payable, Current							$ 370,000	$ 20,000
May 2013 Conv Debt [Member]
Convertible Debt										$ 50,000
Accrued interest							1,458
Interest Expense, Debt							8,017
February 2014 Debunture [Member]
Other Notes Payable, Current							$ 330,000
September 2014 Debenture [Member]
Debt Instrument, Interest Rate Increase			8.00%		8.00%		41.00%
Shares Issued, exchange of debt					230,000
Other Notes Payable, Current							$ 92,222
Line of Credit [Member]
Debt Conversion Convertible Instrument Share Price							$ 0.312	$ 0.312
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum							8.00%	8.00%
Line of credit increase to new limit	$ 1,500,000
Line of credit facility borrowed							$ 448,475	$ 448,475
Beneficial conversion feature							98,335	$ 98,335
Director [Member]
Cash proceeds from debt issued							$ 50,000
Debt Instrument, Maturity Date							May 30, 2014
Debt Issuance Date							May 30, 2014
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Director 2 [Member]
Cash proceeds from debt issued							$ 25,000
Debt Instrument, Maturity Date							Aug. 25, 2014
Debt Issuance Date							Aug. 25, 2014
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Chief Executive Officer [Member]
Cash proceeds from debt issued					$ 25,000		$ 25,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					Jan. 22, 2016		Jan. 22, 2014
Debt Issuance Date							Jan. 29, 2014
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Chief Financial Officer [Member]
Cash proceeds from debt issued							$ 50,000
Debt Instrument, Maturity Date							Jun. 16, 2014
Debt Issuance Date							Jun. 17, 2014
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Chief Executive Officer [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,500,000		$ 1,500,000		$ 1,500,000